Warrants and Safe Agreements	9 Months Ended
Sep. 30, 2023
Warrants And Safe Agreements [Abstract]
WARRANTS AND SAFE AGREEMENTS

NOTE 10 — WARRANTS AND SAFE AGREEMENTS

Public and Private Warrants

In conjunction with the closing of the Business Combination, on February 13, 2023, the Company assumed a total of 23,332,500 warrants to purchase one share of the Company’s Class A Common Stock with an exercise price of $11.50 per share, subject to adjustment. Of the warrants, 16,487,500 Public Warrants were originally issued in the IPAX initial public offering (the “IPO”) and 6,845,000 private warrants (the “Private Warrants”) were originally issued in a private placement in connection with the IPO. The Company evaluated the terms of the warrants and determined they meet the criteria in ASC 815, “Derivatives and Hedging”, to be classified in shareholders’ equity upon issuance. The warrants became exercisable 30 days after the closing of the Business Combination, and will expire five years after the closing of the Business Combination.

The Private Warrants are identical to the Public Warrants except that the Private Warrants may not, subject to certain limited exceptions, be transferred assigned or sold by the holders until 30 days after the closing of the Business Combination. The Public Warrants and Private Warrants do not entitle the holder to any voting rights, dividends or other rights as a shareholder of the Company prior to exercise.

Once the warrants become exercisable, the Company may redeem the outstanding warrants, in whole or in part, at a price of $0.01 per warrant upon a minimum of 30 days prior written notice of redemption and if, and only if, the closing price of the Company’s Class A Common Stock equals or exceeds $18.00 per share (as adjusted for adjustments to the number of shares issuable upon exercise pursuant to any anti-dilution adjustments) for any 20 days within a 30-trading day period ending three business days before the Company sends the notice of redemption to the warrant holders. The number of Class A Common Stock issuable on exercise of each warrant will be increased in proportion to certain increases in outstanding Class A Common Stock including any share capitalization payable, sub-division of shares or other similar events.

During the nine months ended September 30, 2023, Public Warrants of 1,402,106 were exercised resulting in the issuance of an equal number of shares of Class A Common Stock. No Public Warrants were exercised during the three months ended September 30, 2023. The Company has received cash proceeds of approximately $16.1 million as of September 30, 2023.

Series A Preferred Warrants

In conjunction with the issuance of Series A Preferred Stock at closing of the Business Combination, the Company issued 541,667 Preferred Investor Warrants to purchase one share of the Company’s Class A Common Stock with an exercise price of $15.00, subject to adjustment. The Company evaluated the terms of the Preferred Investor Warrants and determined they meet the criteria to be classified in shareholders’ upon issuance.

The Preferred Investor Warrants were immediately exercisable upon issuance and expire five years from the closing of the Business Combination. The Preferred Investor Warrants include customary cash and cashless exercise provisions and may be exercised on a cashless basis if, at any time after the six month anniversary of the Closing Date, there is not an effective registration statement with respect to the Class A Common Stock. The Preferred Investor Warrants have the same terms and conditions as the Public Warrants. The Preferred Investor Warrants do not entitle the holder to any voting rights, dividends or other rights as a shareholder of the Company prior to exercise.

As result of the Private Placement discussed in Note 9 and in accordance with the terms of the Certificate of Designation, the Series A Preferred Warrants exercise price was reduced to $11.50 per share and the aggregate number of shares of Class A Common Stock issuable upon exercise of the Series A Preferred Warrants was proportionally increased to 706,522.

As of September 30, 2023, there have been no exercises of the Preferred Investor Warrants.

The Series A Warrant and the Series B Warrant (collectively, the “Warrants”)

In connection with the issuance of Class A Common stock at the closing of the Private Placement as discussed in Note 9, the Company issued (i) the Series A Warrant, which is exercisable for up to 4,705,883 shares of the Company’s Class A Common Stock at an exercise price of $4.75 per share and (ii) the Series B Warrant, which is exercisable for up to 4,705,883 shares of Class A Common Stock at an exercise price of $4.75 per share, in each case, subject to adjustment. The Series A Warrant and Series B Warrant are immediately exercisable and will expire on March 5, 2029 and March 5, 2025, respectively. The Company evaluated the terms of the Warrants and determined they meet the criteria in ASC 815, “Derivatives and Hedging”, to be classified as a derivative liability, initially measured at fair value with changes in fair value recognized in earnings in other income (expense) on the condensed consolidated statement of operations.

The Series A Warrant and Series B Warrant had an initial fair value of $17.5 million and $9.3 million, respectively. The gross aggregate proceeds of $20.0 million from the Private Placement were allocated to the Series A Warrant and Series B Warrant resulting in a loss on the transaction of approximately $6.7 million recognized as loss on issuance of securities in our condensed consolidated statement of operations. As of September 30, 2023, the fair value of the Series A Warrant and Series B Warrant decreased to approximately $12.2 million and $4.3 million, respectively, resulting in a gain of approximately $10.3 million recognized as change in fair value of warrant liabilities in our condensed consolidated statement of operations.

Each of the Warrants includes the right of the holder to exercise such warrant on a cashless basis at any time on or after March 5, 2024 if and to the extent that the shares of Class A Common Stock underlying such warrant are not registered. The Warrants do not entitle the holder to any voting rights, dividends or other rights as a shareholder of the Company prior to exercise.

As of September 30, 2023, there have been no exercises of the Warrants.

SAFE Agreements

Prior to closing of the Business Combination, Intuitive Machines, LLC issued six SAFE Agreements in late 2021 and early 2022. The funds received upon issuance of the SAFE Agreements were used to fund operations. Pursuant to the guidance under ASC 480 “Distinguishing Liabilities from Equity,” management determined that the SAFE Agreements should initially be recorded as liabilities at fair value and subsequently remeasured at fair value with changes recognized in earnings until conversion at a qualifying financing event or termination of the SAFE Agreements. As of December 31, 2022, the SAFE Agreements had a fair value of $18.3 million recorded as a long term liability in the condensed consolidated balance sheets.

As a result of closing of the Business Combination, the SAFE Agreements were converted into 2,066,667 shares of Class A Common Stock. At the Closing Date, the fair value of the SAFE Agreements was estimated at $20.7 million resulting in a change in fair value of SAFE Agreements of approximately $2.4 million recorded in the condensed consolidated statements of operations for the nine months ended September 30, 2023.